Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments [Abstract]
Schedule of Derivative Instruments
Year ended December 31, 2024
Current derivative assets:
Derivative assets, not designated for hedging	$128,830
Hedging instruments	1,867,510
$1,996,340